Significant Accounting Policies (Details) - USD ($)		9 Months Ended
	Mar. 15, 2021	Sep. 30, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
U.S government securities in trust account		$ 345,055,688
Federal depository insurance coverage		$ 250,000
Class A common stock subject to possible redemption (in Shares)		34,500,000
Exercisable of shares (in Shares)		17,433,333
Offering costs	$ 19,478,776
Underwriting discount	6,900,000
Deferred underwriting discount	12,075,000	$ 12,075,000
Other offering costs	503,776
Total transaction cost	$ 844,080
Derivative warrants (in Shares)		17,433,333
Unrecognized Tax Benefits			$ 0
Unrecognized tax benefits, interests and penalities accrued			$ 0
Over-Allotment Option [Member] | Common Class B [Member]
Significant Accounting Policies (Details) [Line Items]
Common Stock Shares Subject To Forfeiture			1,125,000
Public Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrants (in Shares)		11,500,000
Private Placement Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrants (in Shares)		5,933,333